JPMorgan Equity Premium Yield ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
Aerospace & Defense — 3.4%
Howmet Aerospace, Inc.	4,504	1,037,992
Northrop Grumman Corp.	1,537	1,048,603
RTX Corp.	5,926	1,143,125
Textron, Inc.	3,486	305,234
		3,534,954
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	3,527	346,986
Automobile Components — 0.1%
Aptiv plc *	1,921	133,394
Automobiles — 1.5%
Tesla, Inc. *	4,289	1,594,436
Banks — 3.9%
Bank of America Corp.	26,897	1,311,229
First Citizens BancShares, Inc., Class A	175	329,816
Wells Fargo & Co.	30,363	2,417,198
		4,058,243
Beverages — 0.9%
Coca-Cola Co. (The)	4,802	365,192
PepsiCo, Inc.	3,952	613,706
		978,898
Biotechnology — 2.5%
AbbVie, Inc.	6,783	1,475,235
Regeneron Pharmaceuticals, Inc.	991	765,686
Vertex Pharmaceuticals, Inc. *	903	403,226
		2,644,147
Broadline Retail — 4.0%
Amazon.com, Inc. *	20,309	4,229,755
Building Products — 0.8%
Trane Technologies plc	2,016	840,148
Capital Markets — 3.6%
Ameriprise Financial, Inc.	1,632	725,261
Blackstone, Inc.	3,170	364,518
Charles Schwab Corp. (The)	8,583	806,630
CME Group, Inc.	2,482	733,059
Morgan Stanley	4,626	761,301
State Street Corp.	3,209	406,131
		3,796,900
Chemicals — 0.8%
Axalta Coating Systems Ltd. *	11,610	321,597
DuPont de Nemours, Inc.	5,407	247,641
Linde plc	445	220,613
		789,851

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — 0.4%
Arista Networks, Inc. *	1,584	194,483
Motorola Solutions, Inc.	411	178,362
		372,845
Construction Materials — 0.4%
Vulcan Materials Co.	1,450	394,835
Consumer Finance — 1.1%
American Express Co.	3,708	1,121,596
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc. *	3,876	381,476
Costco Wholesale Corp.	351	349,747
Performance Food Group Co. *	5,245	449,287
Walmart, Inc.	4,437	551,430
		1,731,940
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	23,970	694,891
Comcast Corp., Class A	20,113	577,444
		1,272,335
Electric Utilities — 2.3%
Entergy Corp.	5,968	670,564
NextEra Energy, Inc.	8,962	832,391
Southern Co. (The)	9,244	892,231
		2,395,186
Electrical Equipment — 1.0%
Eaton Corp. plc	1,847	660,616
GE Vernova, Inc.	484	422,484
		1,083,100
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	5,266	665,359
Entertainment — 1.2%
Netflix, Inc. *	3,735	359,120
Spotify Technology SA *	404	195,904
Walt Disney Co. (The)	7,127	686,900
		1,241,924
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B *	1,706	817,515
Corpay, Inc. *	803	233,665
Fidelity National Information Services, Inc.	4,781	224,277
Mastercard, Inc., Class A	3,567	1,782,287
		3,057,744
Food Products — 0.7%
Mondelez International, Inc., Class A	13,196	760,617
Ground Transportation — 1.2%
CSX Corp.	29,587	1,214,546

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 1.8%
Edwards Lifesciences Corp. *	4,834	387,107
Medtronic plc	7,727	669,544
Stryker Corp.	2,556	839,876
		1,896,527
Health Care Providers & Services — 1.1%
Cigna Group (The)	1,605	428,134
UnitedHealth Group, Inc.	2,872	777,134
		1,205,268
Health Care REITs — 0.4%
Ventas, Inc.	4,908	401,376
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc., Class A *	8,745	279,928
Hilton Worldwide Holdings, Inc.	2,177	661,982
McDonald's Corp.	2,805	871,766
		1,813,676
Household Products — 0.3%
Procter & Gamble Co. (The)	1,935	279,491
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	600	90,198
Industrial Conglomerates — 0.7%
3M Co.	4,841	703,058
Industrial REITs — 0.6%
Prologis, Inc.	4,970	656,935
Insurance — 1.3%
Arthur J Gallagher & Co.	1,214	262,928
MetLife, Inc.	5,617	397,234
Progressive Corp. (The)	3,728	739,039
		1,399,201
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A	16,938	4,870,691
Meta Platforms, Inc., Class A	5,097	2,916,147
		7,786,838
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	5,907	362,395
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	1,646	809,058
Machinery — 1.3%
Deere & Co.	1,261	710,321
Dover Corp.	3,317	691,429
		1,401,750
Multi-Utilities — 0.6%
CMS Energy Corp.	8,043	623,976

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 4.3%
ConocoPhillips	8,436	1,113,552
EOG Resources, Inc.	7,175	1,037,290
Exxon Mobil Corp.	13,937	2,364,551
		4,515,393
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	18,556	1,125,422
Elanco Animal Health, Inc. *	15,447	369,647
Eli Lilly & Co.	1,429	1,314,351
Johnson & Johnson	1,653	404,059
		3,213,479
Professional Services — 0.3%
Leidos Holdings, Inc.	2,078	323,171
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc. *	1,369	278,496
Analog Devices, Inc.	1,928	613,374
ASML Holding NV (Registered), NYRS (Netherlands)	337	445,120
Broadcom, Inc.	8,050	2,491,555
Lam Research Corp.	4,740	1,012,748
Micron Technology, Inc.	3,876	1,309,468
NVIDIA Corp. (a)	48,769	8,505,314
NXP Semiconductors NV (Netherlands)	2,946	579,950
Qnity Electronics, Inc.	2,117	244,259
		15,480,284
Software — 8.2%
AppLovin Corp., Class A *	277	110,246
Autodesk, Inc. *	796	190,563
Cadence Design Systems, Inc. *	829	230,354
Intuit, Inc.	1,214	524,909
Microsoft Corp.	16,047	5,940,118
Oracle Corp.	1,962	288,630
Palantir Technologies, Inc., Class A *	1,942	284,076
Roper Technologies, Inc.	432	152,868
Salesforce, Inc.	2,590	483,475
ServiceNow, Inc. *	3,553	371,466
		8,576,705
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	3,567	642,809
Specialty Retail — 2.2%
AutoZone, Inc. *	162	547,200
Lowe's Cos., Inc.	4,585	1,083,344
TJX Cos., Inc. (The)	4,160	664,352
		2,294,896
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	27,052	6,865,527

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	21,408	509,724
Seagate Technology Holdings plc	2,927	1,146,682
		8,521,933
Tobacco — 1.2%
Philip Morris International, Inc.	7,902	1,306,517
Total Common Stocks (Cost $103,853,994)		102,564,673
	NO. OF CONTRACTS
Options Purchased — 0.1%
Call Options Purchased — 0.1%
State Street SPDR S&P 500 ETF Trust
4/2/2026 at USD 692.00, American Style
Notional Amount: USD 51,051,690
Counterparty: Exchange-Traded *	785	392
State Street SPDR S&P 500 ETF Trust
4/10/2026 at USD 669.00, American Style
Notional Amount: USD 51,051,690
Counterparty: Exchange-Traded *	785	147,580
Total Call Options Purchased (Cost $170,424)		147,972
	SHARES
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $3,025,472)	3,025,472	3,025,472
Total Investments — 100.5% (Cost $107,049,890)		105,738,117
Liabilities in Excess of Other Assets — (0.5)%		(502,874)
NET ASSETS — 100.0%		105,235,243

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $5,598,240.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Written Call Options Contracts as of March 31, 2026 :

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	785	USD 51,051,690	USD 678.00	4/02/2026	(1,570)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	785	USD 51,051,690	USD 656.00	4/10/2026	(533,015)
						(534,585)
Total Written Options Contracts (Premiums Received $ (631,977))						(534,585)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$105,738,117	$—	$—	$105,738,117
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(534,585)	$—	$—	$(534,585)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at March 18, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	$—	$3,025,472	$—	$—	$—	$3,025,472	3,025,472	$3,480	$—

(a)	Commencement of operations was March 18, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.